Note 20 - Leasing Arrangements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Lease, Expense	$ 314,000	$ 158,000	$ 111,000
Other Assets [Member]
Operating Lease, Right-of-Use Asset	2,112,000
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 2,112,000